Equity (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of hedging reserve
Hedging reserve

	June 30, 2022
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 173.6 million facility - Cap Quebec and Cap Pembroke	60,164	241	—	3,208
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur	63,490	4,166	—	2,807
USD 713.0 million facility	230,444	14,611	—	9,593
USD 73.45 million facility	73,450	3,297		3,285
Forward cap contracts
Cap options	200,000	—	—	304